Discontinued Operation - Summary of Financial Performance and Cash Flow Information (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Performance And Cash Flow Information [Line Items]
Finance costs, net		S/ (185,445)	S/ (221,664)	S/ (168,083)
Operating loss from discontinued activities before taxation		3,562	11,995	9,142
Loss from discontinued activities attributable to owners of the Company		S/ 148,738	(509,699)	7,097
GMD SA [member]
Disclosure Of Financial Performance And Cash Flow Information [Line Items]
Revenue	S/ 7,204		18,651	21,318
Finance costs	10,567		24,129	23,829
Finance costs, net	(2,617)		(9,758)	(8,249)
Operating loss from discontinued activities before taxation	(5,980)		(15,236)	(10,760)
Income tax expense	(1,171)		(7,466)	(3,129)
Loss from discontinued ordinary activities after taxation	(7,151)		(22,702)	(13,888)
Loss from discontinued activities attributable to owners of the Company	S/ (6,381)		S/ (20,257)	S/ (12,393)
Basic	S/ (0.56)		S/ (1.77)	S/ (1.08)
Operating cash flows	S/ 10,220		S/ 78,286	S/ (14,193)
Investing cash flows	(11,189)		(30,712)	(17,499)
Financing cash flows	S/ 1,618		(48,516)	S/ (53,501)
Tecgas N.V. [member]
Disclosure Of Financial Performance And Cash Flow Information [Line Items]
Revenue			457,554
Finance costs			215
Operating loss from discontinued activities before taxation			(3,209)
Income tax expense			(4,078)
Loss from discontinued ordinary activities after taxation			S/ (7,287)